INCOME TAXES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective income tax perentage	21.00%
Valuation allowance percentage against deferred tax assets	100.00%	100.00%
Income tax expiration description	The net operating loss carryforward at March 31, 2023 for the years 2003 to 2017 expires in varying amounts from year 2023 to year 2037.	The net operating loss carryforward at December 31, 2022 for the years 2003 to 2017 expires in varying amounts from year 2023 to year 2037